Label	Element	Value
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF | Russell 2000 Index [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	91.00%
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF | Roundhill Weekly T-Bill ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.60%
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.20%
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF | Russell Cll [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF | Finance and Insurance [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%